VESSEL UNDER CAPITAL LEASE, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
VESSEL UNDER CAPITAL LEASE, NET
VESSEL UNDER CAPITAL LEASE, NET

(in thousands of $)	2018	2017
Cost	174,511	168,840
Accumulated depreciation and amortization	(59,800)	(62,895)
Net book value	114,711	105,945

As of December 31, 2018 and 2017, we operated one vessel, the Methane Princess, under a capital lease. The lease is in respect of a refinancing transaction undertaken during 2003, as described in note 21.

Drydocking costs of $11.3 million and $8.3 million are included in the cost amounts above as of December 31, 2018 and 2017. Accumulated amortization of those costs at December 31, 2018 and 2017 was $0.4 million and $7.4 million, respectively. The movement in cost and accumulated amortization was due to the vessel undergoing drydocking and Ballast Water Treatment System installation during the 2018.

Depreciation and amortization expense for the vessel under capital lease for each of the years ended December 31, 2018, 2017 and 2016 was $5.0 million, $5.5 million and $5.5 million respectively.